TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,125	$ 5,597
Decrease related to settlement with tax authorities	(4,258)
Additions for prior year tax positions	2,115	657
Decrease for prior year tax positions	(1,428)
Additions for current year tax positions	1,758	871
Ending balance	$ 5,312	$ 7,125